Consolidated Balance Sheets - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Current Assets
Cash	$ 31,874,620	$ 39,324,529	$ 6,065,461
Restricted cash	10,785,568	11,132,957
Accounts receivable, net of allowance for credit losses of $0 and $0, respectively	1,360,528	776,530	956,555
Unbilled receivables	195,234	47,000
Contract assets	68,602	219,116	147,913
Deferred Prize Expense	2,655,276	356,158
Prepaid expenses and other current assets	1,183,250	744,275	217,296
Current assets from discontinued operations	537,000	1,310,000	2,101,209
Total current assets	48,660,078	53,910,565	9,488,434
Investment, cost	200,000	200,000	200,000
Equipment, net	55,782	60,218	55,105
Right-of-use asset - operating lease	280,532	230,680	165,522
Intangibles
Intangible assets, net	3,804,864	3,727,933	5,551,540
Goodwill	6,916,095	6,916,095	3,511,167
Non-current assets from discontinued operations			1,588,058
Total assets	59,917,351	65,045,491	20,559,826
Current Liabilities
Accounts payable and accrued expenses	2,365,789	2,125,707	1,404,022
Contract liabilities	5,633,004	2,166,451	308,058
Prize liability	5,843,661	6,061,434
Due to Seller			691,523
Customer deposits	34,455,925	42,171,589
Line of credit	4,994,090	4,120,651
Current portion of long-term debt	1,042,436	1,018,918
Current portion of convertible debt, net of discount of $350,001 and $0, respectively, warrant discount of $1,027,450 and $0, respectively, accrued interest of $130,192 and $0, respectively	3,830,778
Current portion of lease liability	57,441	31,070	29,265
Current liabilities from discontinued operations	821,497	1,215,213	3,333,733
Total current liabilities	59,044,621	58,911,033	5,860,555
Long-Term Liabilities
Deferred tax liability	24,689	6,206	5,581
Debt, less current portion	2,408,735	2,931,698
Lease liability, less current portion	223,800	210,037	136,257
Non-current liabilities from discontinued operations			365,977
Total liabilities	61,701,845	62,058,974	6,368,370
Commitments and Contingencies
Stockholders’ Equity
Ordinary shares, $0.20 par value; authorized shares 9,290,000 issued and outstanding shares: 2,688,541	537,731	537,731	447,346
Treasury stock, nine ordinary shares at cost	(29,000)	(29,000)	(29,000)
Additional paid-in capital	77,582,031	76,039,604	72,101,783
Accumulated deficit	(79,879,178)	(73,565,641)	(58,332,263)
Total stockholders’ equity (deficit)	(1,784,494)	2,986,517	14,191,456
Total liabilities and stockholders’ equity	59,917,351	65,045,491	20,559,826
Series A-1 Preferred Stock [Member]
Stockholders’ Equity
Preferred stock, value	1,426	1,326	1,094
SeriesB - 1Preferred Stock [Member]
Stockholders’ Equity
Preferred stock, value			2,496
Series B Preferred Stock [Member]
Stockholders’ Equity
Preferred stock, value	$ 2,496	2,496
Related Party [Member]
Current Liabilities
Due to Affiliate			93,954
Previously Reported [Member]
Current Assets
Cash		39,324,529
Restricted cash		11,132,957
Accounts receivable, net of allowance for credit losses of $0 and $0, respectively		823,530
Unbilled receivables		47,000
Contract assets		219,116
Deferred Prize Expense		356,158
Prepaid expenses and other current assets		1,100,433
Current assets from discontinued operations		1,310,000
Total current assets		53,910,565
Investment, cost		200,000
Equipment, net		60,218
Right-of-use asset - operating lease		230,680
Intangibles
Intangible assets, net		3,727,933
Goodwill		6,916,095
Non-current assets from discontinued operations
Total assets		65,045,491
Current Liabilities
Accounts payable and accrued expenses		2,125,707
Contract liabilities		2,166,451
Prize liability		6,061,434
Due to Seller
Customer deposits		42,171,589
Line of credit		4,120,651
Current portion of long-term debt		1,018,918
Current portion of convertible debt, net of discount of $350,001 and $0, respectively, warrant discount of $1,027,450 and $0, respectively, accrued interest of $130,192 and $0, respectively
Current portion of lease liability		31,070
Current liabilities from discontinued operations		1,215,153
Total current liabilities		58,911,033
Long-Term Liabilities
Deferred tax liability		6,206
Debt, less current portion		2,931,698
Lease liability, less current portion		210,037
Non-current liabilities from discontinued operations
Total liabilities		62,058,974
Commitments and Contingencies
Stockholders’ Equity
Ordinary shares, $0.20 par value; authorized shares 9,290,000 issued and outstanding shares: 2,688,541		537,731
Treasury stock, nine ordinary shares at cost		(29,000)
Additional paid-in capital		76,039,605
Accumulated deficit		(73,565,641)
Total stockholders’ equity (deficit)		2,986,517	$ 14,191,456
Total liabilities and stockholders’ equity		65,045,491
Previously Reported [Member] | Series A-1 Preferred Stock [Member]
Stockholders’ Equity
Preferred stock, value		1,326
Previously Reported [Member] | SeriesB - 1Preferred Stock [Member]
Stockholders’ Equity
Preferred stock, value		2,496
Previously Reported [Member] | Related Party [Member]
Current Liabilities
Due to Affiliate